Long-Term Borrowings	12 Months Ended
Dec. 31, 2025
Long-Term Borrowings [Abstract]
Long-term borrowings
16.	Long-term borrowings
Type of borrowings	December 31, 2024	December 31, 2025

Bank loans
Secured loans	$8,145,702	$6,969,925
Unsecured loans	885,493	699,464
	9,031,195	7,669,389
Less: Current portion	(4,188,088)	(4,119,952)
	$4,843,107	$3,549,437

a)	Principal and interest of long-term bank loans are repayable on a monthly installment, refer to table below for details:

Lender A refers to First Commercial Bank;

Lender B refers to Taishin International Bank;

Lender C refers to Taiwan Business Bank;

Lender D refers to Chailease Holding Company Ltd.;

Lender E refers to Shanghai Commercial and Savings Bank Ltd,;

Lender F refers to Chang Hwa Commercial Bank, Ltd.;

Lender G refers to Sumitomo Mitsui Banking Corporation;

Lender H refers to DBS Bank (Taiwan) Ltd.;

Lender I refers to CTBC Bank Co., Ltd.;

Lender J refers to E.SUN Commercial Bank, Ltd.

Lender K refers to Shinshin Credit Corporation

Lender L refers to Hotai Finance Co., Ltd.

Lender M refers to Kiraboshi Bank, Ltd.

As of December 31, 2024
Lender	Facility period	Credit facility	Type	Outstanding amount	Undrawn amount	Interest rate	Guarantor	Collateral
A	2022.06.24-2025.06.24	$274,474	Secured	$47,165	-	2.605%	Tzu-Wei Chung	$-
A	2022.06.24-2025.06.24	60,994	Secured	10,481	-	2.605%	Tzu-Wei Chung	-
A	2022.06.24-2025.06.24	60,994	Secured	10,481	-	2.605%	Tzu-Wei Chung	-
A	2022.09.29-2025.09.29	60,994	Secured	15,677	-	2.605%	Tzu-Wei Chung	-
A	2022.12.12-2025.12.12	152,486	Secured	52,178	-	2.825%	Tzu-Wei Chung	-
A	2023.09.27-2026.09.26	182,983	Secured	108,585	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	182,983	Secured	113,632	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	137,237	Secured	85,224	-	2.825%	Tzu-Wei Chung	-
A	2023.12.28-2026.12.27	137,237	Secured	92,763	-	2.825%	Tzu-Wei Chung	13,724
A	2023.12.28-2026.12.27	137,237	Secured	92,763	-	2.825%	Tzu-Wei Chung	13,724
A	2024.09.12~2027.09.12	304,971	Secured	280,562		2.915%	Tzu-Wei Chung	-
B	2023.07.27-2025.07.27	457,457	Secured	133,425	-	2.910%	Tzu-Wei Chung	251,601
B	2024.08.16~2026.08.16	609,942	Secured	508,285	-	3.070%	Tzu-Wei Chung	-
C	2021.09.30-2026.09.30	152,486	Secured	69,906	-	3.875%	Tzu-Wei Chung	-
C	2020.08.24-2025.08.24	182,983	Secured	13,769	-	2.875%	Tzu-Wei Chung	-
C	2023.11.08-2028.11.08	304,971	Secured	246,432	-	2.220%	Tzu-Wei Chung	-
D	2023.06.08-2025.06.08	426,959	Unsecured	101,250	-	3.500%	Tzu-Wei Chung	-
D	2024.04.26-2026.04.26	640,439	Unsecured	420,819	-	3.625%	Tzu-Wei Chung	-
D	2024.04.26-2026.04.26	396,462	Unsecured	363,424	-	4.166%	Tzu-Wei Chung	-
E	2021.06.07-2026.12.07	914,913	Secured	313,987	-	3.375%	Tzu-Wei Chung	-
E	2021.10.20-2026.10.20	792,925	Secured	293,788	-	3.125%	Tzu-Wei Chung	-
E	2022.01.05-2025.01.05	121,988	Secured	3,388	-	3.625%	Tzu-Wei Chung	-
E	2022.11.25-2027.11.25	1,219,884	Secured	738,814	-	3.375%	Tzu-Wei Chung	64,531
E	2023,07.26-2028.07.26	304,971	Secured	218,562	-	2.220%	Tzu-Wei Chung	-
E	2024.12.26-2027.12.26	304,971	Secured	304,971	-	2.970%	Tzu-Wei Chung	-
E	2024.12.26-2026.12.26	609,942	Secured	609,942		3.120%	Tzu-Wei Chung	60,994
E	2024.12.20-2039.12.20	1,951,815	Secured	1,951,815		2.720%	Tzu-Wei Chung	-
F	2024.02.17-2029.02.17	45,746	Secured	38,121	-	3.125%	Tzu-Wei Chung	-
G	2020.09.28-2030.09.27	256,049	Secured	149,149	-	1.000%	-	-
H	2024.03.15-2026.03.15	884,416	Secured	558,279	-	2.720%	Tzu-Wei Chung	33,547
I	2024.04.03-2027.04.03	914,913	Secured	711,599	-	3.012%	Tzu-Wei Chung	-
J	2024.05.13-2027.05.13	457,457	Secured	371,959	-	3.420%	Tzu-Wei Chung	-
				$9,031,195
As of December 31, 2025
Lender	Facility period	Credit facility	Type	Outstanding amount	Undrawn amount	Interest rate	Guarantor	Collateral
A	2023.09.27-2026.09.26	$190,900	Secured	$49,236	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	190,900	Secured	54,647	-	2.825%	Tzu-Wei Chung	-
A	2023.10.17-2026.10.17	143,175	Secured	40,985	-	2.825%	Tzu-Wei Chung	-
A	2023.12.28-2026.12.27	143,175	Secured	49,071	-	2.825%	Tzu-Wei Chung	14,318
A	2023.12.28-2026.12.27	143,175	Secured	49,071	-	2.825%	Tzu-Wei Chung	14,318
A	2024.09.12~2027.09.12	318,167	Secured	188,966	-	2.915%	Tzu-Wei Chung	-
A	2025.05.29-2028.05.28	318,167	Secured	258,480	-	2.945%	Tzu-Wei Chung	-
B	2024.08.16~2026.08.16	636,335	Secured	212,112	-	3.350%	Tzu-Wei Chung	262,488
B	2025.03.27-2027.03.27	477,251	Secured	298,282	-	3.350%	Tzu-Wei Chung	45,816
C	2021.09.30-2026.09.30	159,084	Secured	32,269	-	3.875%	Tzu-Wei Chung	-
C	2023.11.08-2028.11.08	318,167	Secured	193,562		2.220%	Tzu-Wei Chung	-
D	2024.04.26-2026.04.26	668,151	Unsecured	108,165	-	3.625%	Tzu-Wei Chung	-
D	2024.10.25-2026.10.25	413,618	Unsecured	172,341	-	4.166%	Tzu-Wei Chung	-
D	2025.07.15-2027.07.15	540,885	Unsecured	418,958	-	8.746%	Tzu-Wei Chung	54,088
D	2025.09.30-2027.09.30	222,717	Secured	194,650		9.130%	Tzu-Wei Chung	47,725
E	2021.06.07-2026.12.07	954,502	Secured	136,671	-	3.375%	Tzu-Wei Chung	-
E	2021.10.20-2026.10.20	827,235	Secured	141,053	-	3.125%	Tzu-Wei Chung	-
E	2022.11.25-2027.11.25	1,272,669	Secured	506,515	-	3.375%	Tzu-Wei Chung	-
E	2024.12.20-2039.12.20	2,036,271	Secured	1,924,803	-	2.720%	Tzu-Wei Chung	-
E	2025.12.15-2027.12.26	55,237	Secured	55,237	-	2.970%	Tzu-Wei Chung	-
E	2025.12.15-2027.12.26	165,712	Secured	165,712	-	2.970%	Tzu-Wei Chung	-
E	2025.12.15-2027.12.26	344,681	Secured	344,681	-	3.120%	Tzu-Wei Chung	64,035
F	2024.02.17-2029.02.17	47,725	Secured	30,226	-	3.125%	Tzu-Wei Chung	-
G	2020.09.28-2030.09.27	255,558	Secured	123,256	-	1.000%	-	-
H	2024.03.15-2026.03.15	922,685	Secured	118,074	-	2.720%	Tzu-Wei Chung	34,998
I	2024.04.03-2027.04.03	954,502	Secured	424,223	-	3.012%	Tzu-Wei Chung	-
J	2024.05.13-2027.05.13	477,251	Secured	231,354	-	3.420%	Tzu-Wei Chung	-
J	2025.10.17-2028-10.17	159,084	Secured	150,857	-	5.000%	Tzu-Wei Chung	-
K	2025.02.19-2026.08.19	620,426	Secured	282,678	-	6.050%	Tzu-Wei Chung	124,085
L	2025.04.07-2026.10.07	674,515	Secured	343,621	-	7.220%	Tzu-Wei Chung	190,900
M	2025.8.20-2032.8.20	383,338	Secured	369,633	-	2.475%	-	-
				$7,669,389

b)	Information about the items that are pledged to others as collaterals for long-term bank loans is provided in Note 38.

c)	Information relating to interest rate risk and liquidity risk are provided in Note 42 a).